Statements of Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 6,241	$ 21,517	$ 5,375	$ 391	$ 809	$ 539
Parent Company
Condensed Income Statements Captions [Line Items]
Share-based compensation expenses	$ 6,241	$ 21,517	$ 5,375	$ 433	$ 1,002	$ 539